Accumulated Other Comprehensive Income (Before Tax and Net of Tax Changes in Each Component of Accumulated OCI) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Tax (expense) or benefit	¥ (209,112)	¥ 20,182	¥ (339,505)
Total	909,432	473,474	1,462,277
Other comprehensive income attributable to Mitsubishi UFJ Financial Group	899,261	323,565	1,366,571
Net unrealized gains (losses) on investment securities:
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other comprehensive income (loss) before reclassifications, Before tax	(282,039)	(186,230)	(72,820)
Other comprehensive income (loss) before reclassifications, Tax (expense) or benefit	85,043	98,037	11,993
Other comprehensive income (loss) before reclassifications, Net of tax	(196,996)	(88,193)	(60,827)
Reclassification adjustment for losses (gains) included in net income (loss) before attribution of noncontrolling interests, Before tax	309,675	166,982	150,646
Reclassification adjustment for losses (gains) included in net income (loss) before attribution of noncontrolling interests, Tax (expense) or benefit	(98,333)	(51,853)	(45,320)
Reclassification adjustment for losses (gains) included in net income (loss) before attribution of noncontrolling interests, Net of tax	211,342	115,129	105,326
Net change, Before tax	27,636	(19,248)	77,826
Tax (expense) or benefit	(13,290)	46,184	(33,327)
Total	14,346	26,936	44,499
Net unrealized gains (losses) on investment securities attributable to noncontrolling interests
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total	(25,637)	83,726	(13,161)
Net unrealized gains (losses) on investment securities attributable to Mitsubishi UFJ Financial Group
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total	39,983	(56,790)	57,660
Net debt valuation adjustments:
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other comprehensive income (loss) before reclassifications, Before tax	2,905	14,664	(65,133)
Other comprehensive income (loss) before reclassifications, Tax (expense) or benefit	(911)	(4,470)	19,944
Other comprehensive income (loss) before reclassifications, Net of tax	1,994	10,194	(45,189)
Reclassification adjustment for losses (gains) included in net income (loss) before attribution of noncontrolling interests, Before tax	1,203	1,538	776
Reclassification adjustment for losses (gains) included in net income (loss) before attribution of noncontrolling interests, Tax (expense) or benefit	(379)	(471)	(237)
Reclassification adjustment for losses (gains) included in net income (loss) before attribution of noncontrolling interests, Net of tax	824	1,067	539
Net change, Before tax	4,108	16,202	(64,357)
Tax (expense) or benefit	(1,290)	(4,941)	19,707
Total	2,818	11,261	(44,650)
Net debt valuation adjustments attributable to Mitsubishi UFJ Financial Group
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total	2,818	11,261	(44,650)
Net unrealized gains (losses) on derivatives qualifying for cash flow hedges:
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other comprehensive income (loss) before reclassifications, Before tax	(9,981)	(5,668)	7,441
Other comprehensive income (loss) before reclassifications, Tax (expense) or benefit	3,035	1,153	(1,515)
Other comprehensive income (loss) before reclassifications, Net of tax	(6,946)	(4,515)	5,926
Reclassification adjustment for losses (gains) included in net income (loss) before attribution of noncontrolling interests, Before tax	816	3,585	(8,197)
Reclassification adjustment for losses (gains) included in net income (loss) before attribution of noncontrolling interests, Tax (expense) or benefit	(163)	(717)	1,635
Reclassification adjustment for losses (gains) included in net income (loss) before attribution of noncontrolling interests, Net of tax	653	2,868	(6,562)
Net change, Before tax	(9,165)	(2,083)	(756)
Tax (expense) or benefit	2,872	436	120
Total	(6,293)	(1,647)	(636)
Net unrealized losses on derivatives qualifying for cash flow hedges attributable to noncontrolling interests
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total	(30)	(385)	(148)
Net unrealized losses on derivatives qualifying for cash flow hedges attributable to Mitsubishi UFJ Financial Group
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total	(6,263)	(1,262)	(488)
Defined benefit plans:
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other comprehensive income (loss) before reclassifications, Before tax	356,276	134,302	566,093
Other comprehensive income (loss) before reclassifications, Tax (expense) or benefit	(112,600)	(42,213)	(174,339)
Other comprehensive income (loss) before reclassifications, Net of tax	243,676	92,089	391,754
Reclassification adjustment for losses (gains) included in net income (loss) before attribution of noncontrolling interests, Before tax	(41,587)	(30,034)	(13,047)
Reclassification adjustment for losses (gains) included in net income (loss) before attribution of noncontrolling interests, Tax (expense) or benefit	13,498	9,261	4,148
Reclassification adjustment for losses (gains) included in net income (loss) before attribution of noncontrolling interests, Net of tax	(28,089)	(20,773)	(8,899)
Net change, Before tax	314,689	104,268	553,046
Tax (expense) or benefit	(99,102)	(32,952)	(170,191)
Total	215,587	71,316	382,855
Defined benefit plans attributable to noncontrolling interests
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total	1,775	(578)	1,813
Defined benefit plans attributable to Mitsubishi UFJ Financial Group
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total	213,812	71,894	381,042
Foreign currency translation adjustments:
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other comprehensive income (loss) before reclassifications, Before tax	830,611	380,634	1,252,155
Other comprehensive income (loss) before reclassifications, Tax (expense) or benefit	(113,293)	3,255	(160,753)
Other comprehensive income (loss) before reclassifications, Net of tax	717,318	383,889	1,091,402
Reclassification adjustment for losses (gains) included in net income (loss) before attribution of noncontrolling interests, Before tax	(49,335)	(26,481)	(16,132)
Reclassification adjustment for losses (gains) included in net income (loss) before attribution of noncontrolling interests, Tax (expense) or benefit	14,991	8,200	4,939
Reclassification adjustment for losses (gains) included in net income (loss) before attribution of noncontrolling interests, Net of tax	(34,344)	(18,281)	(11,193)
Net change, Before tax	781,276	354,153	1,236,023
Tax (expense) or benefit	(98,302)	11,455	(155,814)
Total	682,974	365,608	1,080,209
Foreign currency translation adjustments attributable to noncontrolling interests
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total	34,063	67,146	107,202
Foreign currency translation adjustments attributable to Mitsubishi UFJ Financial Group
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total	¥ 648,911	¥ 298,462	¥ 973,007